GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill

Total
Balance at December 31, 2020	$–
2021 Acquisitions	15,536,899
Balance at September 30, 2021	$15,536,899

Schedule of future amortization of intangible assets

2021	$12,757
2022	51,028
2023	51,028
2024	51,028
2025	51,028
Thereafter	138,850
Total	$355,719